Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Customer relationships acquired	Feb. 28, 2012 PriceSpective LLC Order Backlog	Feb. 28, 2012 PriceSpective LLC Non-compete Agreements
Business Acquisition [Line Items]
Property, plant and equipment				$ 256
Goodwill	357,523	315,441	253,393	42,247 [1]
Intangible asset					10,237	405	392
Cash and cash equivalents				2,311
Accounts receivable				2,662
Unbilled revenue				1,140
Other current assets				236
Current liabilities				(7,788)
Liability arising from contingent consideration arrangement				(15,000)
Net assets acquired				37,098
Cash consideration	93,553	72,508	69,836	37,199
Working capital adjustment				(101)
Contingent consideration	3,245	45,850		15,000
Amount of total consideration				52,098
Contingent consideration				(15,000)
Net assets acquired				$ 37,098

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.